UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
2/29/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.7%)(a)
		Principal
	Rating(RAT)	amount	Value

Ohio (92.1%)
Akron, G.O. Bonds, FSA, 5s, 12/1/25	Aaa	$1,005,000	$975,021
Akron, Wtr. Wks. Rev. Bonds, MBIA
6s, 12/1/12	Aaa	875,000	950,110
5 1/4s, 12/1/17	Aaa	1,285,000	1,346,282
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/2s, 12/1/19	Aaa	1,565,000	1,631,857
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6s, 6/1/42	BBB	250,000	231,415
Ser. A-2, 5 3/4s, 6/1/34	BBB	4,000,000	3,656,920
Ser. A-3, stepped coupon zero % (6.25s, 12/1/12), 2037
(STP)	BBB	1,200,000	836,448
Canal Winchester, Local School Dist. G.O. Bonds, MBIA,
zero %, 12/1/33	Aaa	1,180,000	260,898
Cleveland, G.O. Bonds, Ser. A, FGIC, 4 3/4s, 11/15/26	A2	1,790,000	1,647,283
Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, FSA, 5s,
1/1/19	Aaa	1,000,000	1,030,140
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	1,375,000	1,368,070
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	2,400,000	2,506,896
Cleveland, State U. Rev. Bonds, FGIC, 5s, 6/1/29 (SEG)	A	3,000,000	2,871,120
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	BBB-/P	1,150,000	1,152,438
Columbus, City School Dist. G.O. Bonds, FSA, zero %,
12/1/27	Aaa	1,895,000	608,845
Columbus, Swr. Syst. Rev. Bonds, Ser. A, 5s, 6/1/27	Aa2	1,500,000	1,465,455
Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/18 (Prerefunded)	Aa1	1,500,000	1,579,065
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,500,000	1,531,980
Cuyahoga Falls, G.O. Bonds, MBIA, 5s, 12/1/24	Aaa	1,645,000	1,624,684
Delaware Cnty., Cap. Fac. G.O. Bonds, U.S. Govt.
Coll., 6 1/4s, 12/1/16 (Prerefunded)	Aa1	1,000,000	1,094,560
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,446,679
Elyria, OH City School Dist. G.O. Bonds (Classroom
Fac. & School Impt.), XLCA, 5s, 12/1/35	A3	1,000,000	930,530
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	1,000,000	974,700
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	Aaa	1,170,000	1,172,024
Franklin Cnty., G.O. Bonds, 5 3/8s, 12/1/20	Aaa	2,170,000	2,228,373
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,744,232
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A+	2,000,000	2,076,160
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South
Cmnty. Urban), 5 3/4s, 6/1/11	BBB-/P	1,000,000	1,013,140
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH
Presbyterian Svcs.), U.S. Govt. Coll., 7 1/8s, 7/1/29
(Prerefunded)	BBB	2,000,000	2,262,060
Greater Cleveland, Regl. Trans. Auth. G.O. Bonds, Ser.
A, FSA, 5s, 12/1/25 (FWC)	Aaa	2,695,000	2,651,206
Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, MBIA, 5s, 6/1/22	Aaa	1,745,000	1,741,353
Hamilton, City School Dist. G.O. Bonds, Ser. A, U.S.
Govt. Coll., 5 1/2s, 12/1/24 (Prerefunded)	AA	2,000,000	2,118,080
Hillard, School Dist. G.O. Bonds (School Impts.),
FGIC, 5 3/4s, 12/1/24 (Prerefunded)	Aa2	3,000,000	3,244,530
Huran Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s,
12/1/20	Aaa	1,800,000	2,111,688
Kings, Local School Dist. G.O. Bonds (School Impt.),
MBIA, 5s, 12/1/27	Aaa	750,000	722,603
Lake Ohio, School Dist. G.O. Bonds, FGIC, 5 3/4s,
12/1/21 (Prerefunded)	A+	1,000,000	1,073,650
Lakewood, City School Dist. G.O. Bonds
FGIC, zero %, 12/1/17	Aa3	1,190,000	752,627
FSA, zero %, 12/1/16	Aaa	1,250,000	856,725

Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aaa	1,000,000	1,102,140
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,235,000	1,236,433
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care
Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	AA-	750,000	689,715
Madeira, City School Dist. G.O. Bonds (School Impt.),
MBIA, 5s, 12/1/26 (Prerefunded)	Aaa	1,620,000	1,751,528
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A-	1,250,000	1,267,350
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A	2,535,000	2,622,635
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/32	Aa2	1,000,000	911,640
Montgomery Cnty., Hosp. Rev. Bonds
(Kettering Med. Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,628,475
(Grandview Hosp. & Med Ctr.), U.S. Govt. Coll., 5.6s,
12/1/11 (Prerefunded)	A	580,000	609,168
Northwestern, School Dist. Rev. Bonds (Wayne & Ashland
Cntys. School Impt.), FGIC, 7.2s, 12/1/10	A	660,000	705,144
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	1,085,000	1,097,673
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28	Aaa	170,000	170,235
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC
Coll., 4 1/4s, 3/1/15	Aaa	460,000	445,786
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	445,000	431,476
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
Ser. G, GNMA Coll., 7.14s, 3/2/23	Aaa	100,000	99,999
Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15	A	15,000	7,666
OH State Rev. Bonds (Revitalization), Ser. A, AMBAC,
5s, 4/1/19	Aaa	1,750,000	1,799,070
OH State Air Quality Dev. Auth. FRN (First Energy),
Ser. B, AMBAC, 10.24s, 8/1/29	Aaa	2,000,000	2,000,000
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	755,423
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 5.05s, 7/1/16	A1	2,000,000	2,095,340
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	2,000,000	2,286,380
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,118,230
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,509,690
OH State Higher Edl. Fac. Commn. Rev. Bonds
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	351,810
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	444,536
(Denison U.), 5 1/8s, 11/1/21 (Prerefunded)	Aa3	2,270,000	2,442,180
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	960,920
(Northern U.), 4 3/4s, 5/1/19	A2	2,500,000	2,470,025
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	Aa1	3,350,000	3,889,953
OH State U. Rev. Bonds
Ser. B, 5 1/4s, 6/1/17	Aa2	2,470,000	2,616,866
Ser. A, 5 1/8s, 12/1/31	Aa2	1,000,000	1,003,050
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality), Ser. B, zero %, 12/1/14	Aaa	3,500,000	2,681,910
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,000,000	977,960
OH U. Gen. Recipients Athens Rev. Bonds, MBIA, 5s,
12/1/25	Aaa	2,265,000	2,220,447
Powell, G.O. Bonds, FGIC, 5 1/2s, 12/1/25	Aa2	1,500,000	1,521,075
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,049,476
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/4s, 11/1/23	Aaa	300,000	310,368
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial
Hosp.), 5.15s, 1/1/10	BBB-	830,000	829,394
South Western City, School Dist. G.O. Bonds (Franklin
& Pickway Cnty.), FSA, 4 3/4s, 12/1/23	Aaa	2,000,000	1,926,820
Summit Cnty., G.O. Bonds, Ser. R, FGIC, 5 1/2s, 12/1/18	Aa2	500,000	542,175
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
FSA, 5s, 12/1/26	AAA	1,410,000	1,398,043
Toledo, G.O. Bonds (Macys), Ser. A, MBIA, 6.35s,
12/1/25	Aaa	1,500,000	1,533,735
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	Aaa	2,925,000	3,258,626
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	Aaa	1,175,000	1,309,020
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	1,900,000	1,977,349
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, 7.05s, 12/1/11	A	1,000,000	1,087,720
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
MBIA, 5 1/8s, 6/1/28	Aaa	1,000,000	989,360
Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,265,642
Westerville, City School Dist. Rev. Bonds (School
Impt.)
6 1/4s, 12/1/09	Aa3	1,610,000	1,705,521
6 1/4s, 12/1/08	Aa3	1,590,000	1,633,550
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	Aaa	3,000,000	3,320,940
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, FHA Insd.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	271,467

7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	252,958
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	228,279
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	222,109
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	197,430
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	191,261
			132,913,018

Puerto Rico (6.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	580,000	549,712
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. W, 5 1/2s, 7/1/15	A-	1,000,000	1,061,730
Ser. G, 5s, 7/1/33 (Prerefunded)	Aaa	195,000	209,375
Ser. G, 5s, 7/1/33	BBB+	100,000	93,073
Ser. K, 5s, 7/1/13	BBB+	500,000	519,840
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N
5 1/2s, 7/1/19	Baa3	1,070,000	1,103,759
5s, 7/1/32	Baa3	2,730,000	2,422,848
Cmnwlth. of PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	680,000	680,184
Cmnwlth. of PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,040,070
Cmnwlth. of PR Muni. Fin. Agcy. G.O. Bonds, Ser. C, 5s, 8/1/10	Baa3	560,000	577,892
Cmnwlth. of PR Sales Tax Fin. Corp. Rev. Bonds, Ser. A, FGIC, zero
%, 8/1/41	A1	3,000,000	397,860
			8,656,343

Virgin Islands (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21
(Virgin Islands)	Baa3	865,000	839,725

TOTAL INVESTMENTS

Total investments (cost $140,692,113) (b)			$142,409,086

FUTURES CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	16	$1,876,500	Jun-08	$41,220

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)
		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$1,300,000 (E)	5/15/28	USD-SIFMA Municipal Swap
		Index	3.664%	$(32,955)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)
			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Lehman Brothers Special Financing, Inc.
$2,000,000	(F)	4/15/08	-	4.09% minus	$(298,959)
				Municipal Market
				Data index AAA
				municipal yields
				10 Year rate

Citibank, N.A.
1,250,000	(F)	5/19/08	-	4.121% minus	(170,704)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

1,250,000	(F)	5/15/08	-	4.121% minus	(170,704)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

1,250,000	(F)	5/14/08	-	4.121% minus	(170,704)
				Municipal Market
				Data Index AAA
				municipal yields
				20 Year rate

Total					$(811,071)

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $144,258,414.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 29, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 29, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $140,692,113, resulting in gross unrealized appreciation and depreciation of $4,835,107 and $3,118,134, respectively, or net unrealized appreciation of $1,716,973.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2008.

(FWC) Forward commitments, in part or in entirety.

At February 29, 2008, liquid assets totaling $5,489,132 have been designated as collateral for open forward commitments, swap contracts, and futures contracts.

The rates shown on Mandatory Put Bonds and FRN's are the current interest rates at February 29, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

Local government	35.2%
Education	18.1

The fund had the following insurance concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

FSA	10.6%
MBIA	10.6
AMBAC	10.6

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008